Land Use Rights, Net	12 Months Ended
Dec. 31, 2022
Land and Land Improvements [Abstract]
Land Use Rights, Net
10.	Land Use Rights, Net
Land use rights and related accumulated amortization consisted of the following:

	As of December 31,
	2021	2022
Land use rights	620,065	2,822,757
Less: Accumulated amortization	(24,594)	(74,903)

Total land use rights, net	595,471	2,747,854

For the years ended December 31, 2021 and 2022, the Group acquired land use rights of RMB355,179 and RMB2,202,692, respectively, to build plants and buildings in Zhaoqing and Guangzhou of Guangdong province, and Wuhan of Hubei province, the PRC, for its manufacturing of vehicles and daily operation.
The Group entered into a lease contract with Guangzhou GET New Energy to lease the plant and underlying land use right of Guangzhou manufacturing plant and further had an obligation to purchase the plant and underlying land use right at the construction cost at the end of lease term. On July 1, 2022, the lease commencement date, the right of use asset for the land was recorded with the amount
o
f RMB389,508
,
being the present value of the lease payment and the exercise price of the purchase obligation (Note 17).
The Group recorded amortization expenses for land use rights of RMB5,323, RMB9,642 and RMB50,309 for the years ended December 31, 2020, 2021 and 2022, respectively.